Related party transactions (Details Narrative) - USD ($)					3 Months Ended		9 Months Ended		10 Months Ended
	Feb. 11, 2022	Jul. 01, 2021	Mar. 24, 2021	Mar. 19, 2021	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Jul. 07, 2021	Feb. 27, 2021
Related Party Transaction [Line Items]
Common stock purchase price					$ 21,329,273
Northern Lights Acquisition Corp [Member]
Related Party Transaction [Line Items]
Common stock purchase price									$ 25,000
Initial public offering percentage									20.00%
Price per share									$ 10.00
Repayment of related party debt									$ 92,737
Northern Lights Acquisition Corp [Member] | Related Party Loans [Member]
Related Party Transaction [Line Items]
Price per share									$ 0.10
Share price per share									$ 0.10
Related party - business combination description									If the Company anticipates that it may not be able to consummate a Business Combination within 12 months, the Company may, by resolution of the Company’s board if requested by the Sponsor, extend the period of time to consummate a Business Combination up to two times, each by an additional three months (for a total of up to 18 months to complete a Business Combination), subject to the Sponsor depositing additional funds into the Trust Account as set out below. Pursuant to the terms of the Company’s amended and restated certificate of incorporation and the trust agreement entered into between the Company and Continental Stock Transfer & Trust Company, in order for the time available for the Company to consummate the initial Business Combination to be extended, the Sponsor or its affiliates or designees, upon five business days advance notice prior to the applicable deadline, must deposit into the Trust Account $1,150,000 since the underwriters’ over-allotment option is exercised in full ($0.10 per unit), on or prior to the date of the applicable deadline, for each of the available three month extensions, providing a total possible Business Combination period of 18 months at a total payment value of $2,300,000 since the underwriters’ over-allotment option is exercised in full ($0.10 per unit) (the “Extension Loans”). Any such payments would be made in the form of non-interest bearing loans. If the Company completes its initial Business Combination, the Company will, at the option of the Sponsor, repay the Extension Loans out of the proceeds of the Trust Account released to the Company or convert a portion or all of the total loan amount into units at a price of $10.00 per unit, which units will be identical to the Private Placement Units
Northern Lights Acquisition Corp [Member] | Related Party Loans [Member] | Over-Allotment Option [Member]
Related Party Transaction [Line Items]
Deposit									$ 1,150,000
Northern Lights Acquisition Corp [Member] | Promissory Note [Member]
Related Party Transaction [Line Items]
Outstaning amount									$ 0
Northern Lights Acquisition Corp [Member] | Working Capital Loans [Member]
Related Party Transaction [Line Items]
Share price per share									$ 10.00
Northern Lights Acquisition Corp [Member] | Extension Loans [Member] | Related Party Loans [Member]
Related Party Transaction [Line Items]
Share price per share									$ 10.00
Northern Lights Acquisition Corp [Member] | Extension Loans [Member] | Related Party Loans [Member] | Over-Allotment Option [Member]
Related Party Transaction [Line Items]
Total payment									$ 2,300,000
Northern Lights Acquisition Corp [Member] | Maximum [Member] | Promissory Note [Member]
Related Party Transaction [Line Items]
Promissory note - related party											$ 300,000
Northern Lights Acquisition Corp [Member] | Maximum [Member] | Working Capital Loans [Member]
Related Party Transaction [Line Items]
Promissory note - related party									$ 1,500,000
Northern Lights Acquisition Corp [Member] | Chief Financial Officer [Member]
Related Party Transaction [Line Items]
Stock issued during period, shares			10,000
Northern Lights Acquisition Corp [Member] | Independent Director One [Member]
Related Party Transaction [Line Items]
Stock issued during period, shares			10,000
Northern Lights Acquisition Corp [Member] | Independent Director Two [Member]
Related Party Transaction [Line Items]
Stock issued during period, shares			10,000
Northern Lights Acquisition Corp [Member] | Independent Director Three [Member]
Related Party Transaction [Line Items]
Stock issued during period, shares			10,000
Common Class B [Member] | Northern Lights Acquisition Corp [Member]
Related Party Transaction [Line Items]
Stock issued during period, shares				2,875,000
Common stock purchase price				$ 25,000
Common Class A [Member] | Northern Lights Acquisition Corp [Member]
Related Party Transaction [Line Items]
Price per share									$ 12.50
Partner Colorado Credit Union [Member]
Related Party Transaction [Line Items]
Rent expenses		$ 5,400
Account Servicing Agreement [Member]
Related Party Transaction [Line Items]
Revenue from related party					2,340,716	$ 1,633,667	$ 5,777,446	$ 4,938,413
Support Services Agreement [Member]
Related Party Transaction [Line Items]
Expense					204,535	93,285	$ 420,085	261,496
Support Services Agreement [Member] | Partner Colorado Credit Union [Member]
Related Party Transaction [Line Items]
Monthly fee 2022							$ 30.96
Monthly fee 2023							25.32
Monthly fee 2024							$ 25.32
Related party transaction description							In addition, investment income from CRB-related cash and investments (excluding loans) will be shared 25% to PCCU and 75% to SHF and SHF will reimburse PCCU for any of its out-of-pocket expenses relating to the services provided to SHF
Bonus distributions					30,000,000		$ 30,000,000
Assets net worth percentage							10.00%
Support Services Agreement [Member] | Cannabis Related Businesses [Member]
Related Party Transaction [Line Items]
Investment income deposits percentage										25.00%
Loan Servicing Agreement [Member]
Related Party Transaction [Line Items]
Expense					$ 9,160	$ 0	$ 14,264	$ 0
Loan Servicing Agreement [Member] | Partner Colorado Credit Union [Member]
Related Party Transaction [Line Items]
Related party transaction description	National Credit Union Association regulations to the greater of $100,000 or 15% of PCCU’s net worth
Assets net worth percentage	65.00%
Servicing fee	0.25%
Administrative Support Agreement [Member] | Northern Lights Acquisition Corp [Member]
Related Party Transaction [Line Items]
Support Fee									$ 60,000
Administrative Support Agreement [Member] | Northern Lights Acquisition Corp [Member] | Luminous Capital Inc [Member]
Related Party Transaction [Line Items]
Reimbursement of office space, secretarial and administrative support									$ 10,000